Loans Receivable (Major Components of Loans, Net of Fair Value Adjustments, Acquired From Business Acquisition) (Detail) - Cardinal Bankshares Corporation $ in Thousands	Jul. 01, 2016 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired	$ 157,852
Commercial & agricultural
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired	15,897
Commercial Mortgage
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired	76,968
Construction and Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired	7,800
Farmland
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired	4,146
Residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired	49,609
Consumer & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans acquired	$ 3,432